Royalty stream and other interests (Details Narrative) - USD ($)		1 Months Ended								2 Months Ended
	Jun. 03, 2022	Dec. 31, 2023	Jan. 31, 2023	Nov. 21, 2022	Sep. 30, 2022	May 26, 2022	Apr. 27, 2022	Jun. 30, 2021	May 25, 2021	May 25, 2022	Dec. 31, 2022	Jun. 09, 2022	Dec. 31, 2021	Jun. 11, 2021	Jun. 07, 2021	Apr. 08, 2021	Mar. 30, 2021	Mar. 12, 2021	Jan. 21, 2021
Statement [Line Items]
Deferred royalty acquisitions											$ 118,932		$ 2,529
Restricted cash											$ 700,000		$ 0
Limpopo [Member]
Statement [Line Items]
Acquisition of Gross receipts royalty							The royalties include a 1.0% gross receipts royalty over the Dwaalkop Project and a 0.704% gross receipts royalty over the Messina Project, which collectively cover the majority of the Limpopo PGM Project (“Limpopo”).
Upfront consideration, cash payment							$ 1,139,628
Issuance of common shares							409,500
Additional cash payments							$ 8,900,000
Wonmunna [Member]
Statement [Line Items]
Cash						$ 4,050,000
Acquisition of Gross receipts royalty						The royalty is a 1.25% to 1.50% sliding scale Gross Revenue Royalty (“GRR”), with 1.25% payable when the benchmark 62% iron ore price is below A$100/t and 1.50% GRR payable when the benchmark 62% iron ore price is above A$100/t.
Upfront consideration, cash payment						$ 15,703,991
Issuance of common shares						0
Additional cash payments						$ 0
Deposit						$ 50,000
Common share issuance during period						4,350,000
Common share issuance during period, value						$ 10,470,905
Issuance of common share purchase warrants						3,600,000
Issuance of common share purchase warrants, exercise price per share						$ 4.50
Fair value of warrants						$ 1,183,086
Fair value of warrants, stock price per share						$ 2.41
Expected dividend yield						0.00%
Expected volatility rate						46.00%
Risk-free interest rate						2.53%
Expected useful life						1 year 9 months 29 days
Royalty revenues earned										$ 1,208,917
Restricted cash						$ 700,000
Breakwater Portfolio [Member]
Statement [Line Items]
Cash																			$ 314,954
Consideration paid to Breakwater																			951,805
Consideration paid to Breakwater C Amount																			1,204,153
Cash C Amount																			$ 400,001
Common stock shares issued																			252,878
Common stock value																			$ 636,851
Common stock value C Amount																			$ 804,152
Gibb River Portfolio [Member]
Statement [Line Items]
Consideration paid to Gibb River Portfolio																		$ 325,000
Consideration paid in cash																		$ 251,408
Horizon Portfolio [Member]
Statement [Line Items]
Upfront consideration paid																	$ 4,000,000
Upfront consideration paid in cash																	3,056,607
Further payment for satisfaction of certain future production milestones																	$ 3,000,000
South Railroad [Member]
Statement [Line Items]
Upfront consideration paid in cash															$ 1,980,000
Finders' fee															$ 99,000
Brightstar [Member]
Statement [Line Items]
Purchase price paid in cash														$ 50,000
Titan Portfolio [Member]
Statement [Line Items]
Purchase price paid in cash								$ 1,000,000
Gain on sale of two graphite royalties								$ 2,030,700
Bullabulling [Member]
Statement [Line Items]
Upfront consideration paid									$ 1,200,000
Upfront consideration paid in cash									$ 931,308
Milestone payment description									Each milestone payment may be paid (i) 100% in cash or (ii) 50% in cash and 50% in common shares, at the Company’s sole discretion.
Milestone payments									$ 500,000
Koolyanobbing [Member]
Statement [Line Items]
First milestone cash payment					$ 161,997
First milestone cash payment A					250,000
Cash payment to Mineral Resources Ltd																$ 1,357,731
Royalty advance payment																$ 1,782,032
El Molino [Member]
Statement [Line Items]
Upfront consideration common shares issued												17,959
Upfront consideration common shares issued, value												$ 45,167
Payment need to payable in cash												$ 450,000
Canadian Gold Portfolio [Member]
Statement [Line Items]
Acquisition of Gross receipts royalty	The royalties include a 1.0% Net Smelter Royalty (“NSR”) over part of the Goldlund Project in Ontario
Upfront consideration, cash payment	$ 79,499
Maximum common share issuance during period, value		$ 500,000	$ 700,000		$ 500,000
Maximum common share issuance during period		184,399	258,159		184,399
Common share issuance during period					173,058
Common share issuance during period, value					$ 387,816
First Quantum Portfolio [Member]
Statement [Line Items]
Acquisition of Gross receipts royalty				The royalties include a 2.0% NSR over part of the Estrades Project in Québec (“Estrades”), a 0.49% NSR over the Opawica Project in Québec (“Opawica”), a right to acquire a 2% NSR (1% buyback for C$3,000,000) over the Winston Lake Project in Ontario (“Winston Lake”), and a right to acquire a 2% NSR over the Norbec & Millenbach Project in Québec (“N&M”).
Common stock shares issued				164,319
Common stock value				$ 412,874
Cash payments to Winston Lake				100,000
Cash payments to N&M				25,000
Cardinia [Member]
Statement [Line Items]
Cash				302,850
Vox cash paid Gloucester				$ 450,000